Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001133438
Registrant Name	Capital One Auto Receivables LLC
Registration File Number	333-286543
Form Type	SF-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES